DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DEBT
DEBT
NOTE 4 – DEBT

Convertible Notes Payable

From January 24, 2023 to June 6, 2023, the Company entered into fourteen 14% convertible note payable agreements with proceeds totaling $2,564,950. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock. The conversion features were valued at $461,238 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). In connection with the convertible notes, the Company issued a total of 5,129,900 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $4,510,387 and recorded as a derivative liability pursuant to the Company’s contract ordering policy. As a result of the derivative liabilities from the conversion features and warrants, and pursuant to ASC 815-15-30, the Company recorded debt discounts totaling $2,564,950, which were limited to the net proceeds from the convertible notes, with the remaining $2,406,675 recognized as financing costs on the accompanying condensed consolidated statements of operations.

Included in the fourteen convertible notes payable is a 14% convertible note payable agreement with proceeds totaling $100,000 with the Company’s CEO issued on January 24, 2023. The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock. The conversion feature was valued at $22,569 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). In connection with the convertible note, the Company issued 200,000 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $209,180 and recorded as a derivative liability pursuant to the Company’s contract ordering policy. As a result of the derivative liabilities from the conversion features and warrants, and pursuant to ASC 815-15-30, the Company recorded a debt discount totaling $100,000, which were limited to the net proceeds from the convertible notes, with the remaining $131,749 recognized as financing costs on the accompanying condensed consolidated statements of operations.

From June 30, 2023 to August 31, 2023, the Company entered into seven 14% convertible note payable agreements with proceeds totaling $910,000. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock. In connection with the note agreements, the Company issued a total of 1,820,000 warrants exercisable at $0.85 per share which expire two years from issuance. The warrants, which were immediately vested, were valued at $1,160,925 and resulted in additional discount on the notes totaling $508,607 pursuant to ASC 470-20-30, “Debt”.

The following table presents a summary of the Company’s convertible notes payable at September 30, 2023:

			Conversion	Balances - At Issuance		Balances - 9/30/2023
Origination	Maturity	Interest	Rate	Principal	Discount	Principal	Discount
1/24/2023	7/24/2024	14%	$3.20/Share	$100,000	$100,000	$100,000	$54,552
1/25/2023	7/25/2024	14%	$3.20/Share	74,975	74,975	74,975	41,155
1/30/2023	7/30/2024	14%	$3.20/Share	100,000	100,000	100,000	55,552
2/17/2023	8/17/2024	14%	$3.20/Share	1,000,000	1,000,000	1,000,000	583,330
3/7/2023	9/7/2024	14%	$3.20/Share	100,000	100,000	100,000	62,664
3/14/2023	9/10/2024	14%	$3.20/Share	250,000	250,000	250,000	159,666
3/27/2023	9/27/2024	14%	$3.20/Share	100,000	100,000	100,000	66,164
3/30/2023	9/30/2024	14%	$3.20/Share	79,975	79,975	79,975	53,316
4/6/2023	10/6/2024	14%	$3.20/Share	50,000	50,000	50,000	33,332
4/7/2023	10/7/2024	14%	$3.20/Share	400,000	400,000	400,000	266,668
5/5/2023	11/5/2024	14%	$3.20/Share	200,000	200,000	200,000	144,445
5/9/2023	11/9/2024	14%	$3.20/Share	50,000	50,000	50,000	37,388
5/12/2023	11/12/2024	14%	$3.20/Share	50,000	50,000	50,000	37,388
6/6/2023	12/6/2024	14%	$3.20/Share	10,000	10,000	10,000	7,776
6/30/2023	12/30/2024	14%	$3.20/Share	50,000	28,334	50,000	23,612
7/7/2023	1/7/2025	14%	$3.20/Share	25,000	14,775	25,000	12,315
7/21/2023	1/21/2025	14%	$3.20/Share	35,000	20,103	35,000	17,319
7/26/2023	1/26/2025	14%	$3.20/Share	100,000	56,527	100,000	49,747
8/10/2023	2/10/2025	14%	$3.20/Share	500,000	268,545	500,000	243,625
8/24/2023	2/24/2023	14%	$3.20/Share	100,000	60,313	100,000	56,412
8/31/2023	2/28/2025	14%	$3.20/Share	100,000	60,010	100,000	56,676
						$3,474,950	$2,063,102

Notes Payable

On May 29, 2020, Loyal received a $20,400 Economic Injury Disaster Loan through the Small Business Administration. The note bears interest at 3.75% until maturity in March 2050. The note requires $100 monthly payments beginning in May 2022 until maturity.

On January 11, 2022, the Company entered into a 10% note agreement with P&C Ventures, Inc. totaling $1,485,000, including an original issuance discount of $135,000. The note requires quarterly interest payments with the principal due at maturity on January 11, 2023.

On January 11, 2023, the Company and P&C Ventures, Inc. agreed to amend the January 11, 2022, note payable. The Company accounted for the amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. As part of the agreement, $78,929 in accrued and unpaid interest was added to the principal balance, bringing the total principal balance of the note payable to $1,563,929. Additionally, the interest rate and maturity date were amended to 14% and October 11, 2023, respectively. In connection with the amendment, the Company issued P&C Ventures, Inc. 3,127,858 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $3,309,045 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). As a result of the derivative liability from the warrants, and pursuant to ASC 815-15-30, the Company recorded a debt discount totaling $1,563,929, which was limited to the net proceeds from the note, with the remaining $1,745,116 recognized as financing costs on the accompanying condensed consolidated statements of operations. On July 10, 2023, the Company and P&C Ventures, Inc. agreed to extend the maturity of the note payable, which had an outstanding principal balance of $1,563,929, from October 11, 2023 to December 11, 2023. The Company accounted for the amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. In connection with the amendment, the Company agreed to extend the exercise date of 2,700,000 warrants to purchase shares of common stock exercisable at $0.25 per share from July 11, 2023 to December 11, 2023. The extension of the warrants, which were revalued at $1,825,800, resulted in a discount on the note totaling $842,375 pursuant to ASC 470-20-30.

The following table presents a summary of the Company’s notes payable at September 30, 2023:

			Balances - At Issuance		Balances - 9/30/2023
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	6,592
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	22,058
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	7,373
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	12,729
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	8,316
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	8,316
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	9,266
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	19,947
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	10,416
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	41,663
7/10/2023	12/11/2023	14%	1,563,929	1,563,929	1,563,929	393,108
					$2,289,329	$539,784

The following table presents a summary of the Company’s notes payable at December 31, 2022:

			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
					$2,681,200	$823,059

Line of Credit

On October 3, 2014, the Company entered into a $30,000 line of credit agreement with a former member of Loyal. The line of credit has no maturity with interest at 8.00%. As of September 30, 2023 and December 31, 2022, the outstanding principal and accrued interest totaled $31,408 and $42,130, respectively.

Future Maturities

The table below summarizes future maturities of the Company’s debt as of September 30, 2023:

December 31,	Amount
2023	$1,593,929
2024	3,319,950
2025	860,000
2026	-
2027	-
Thereafter	20,400
5,794,279
Less - Discounts	(2,602,886)
$3,191,393

NOTE 4 - DEBT

SAFE Investments

From 2015 to 2018, Correlate issued Simple Agreements for Future Equity (“SAFE”). The SAFE agreements have no maturity date and bear no interest. The SAFE agreements provide a right to the holder to future equity in Correlate in the form of SAFE Preferred Stock. SAFE Preferred Stock are shares of a series of Preferred Stock issued to the investor in an equity financing, having identical rights, privileges, preferences and restrictions as the shares of standard Preferred Stock offered to non-holders of SAFE agreements other than with respect to: (i) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection, which will equal the Safe price (price per share equal to the valuation capitalization divided by the total capitalization of Correlate); and (ii) the basis for any dividend rights, which will be based on the conversion price. The number of shares issued to the holder is determined by either (1) the face value of the SAFE agreement divided by the price per share of the standard preferred stock issued, if the pre-money valuation is less than or equal to the valuation capitalization (ranging from $3,000,000 and $6,000,000); or (2) a number of shares of SAFE Preferred Stock equal to the face value of the SAFE agreement divided by the price per share equal to the valuation cap divided by the total capitalization of the Company immediately prior to an equity financing event. Total capitalization of Correlate includes all shares of capital stock issued and outstanding and outstanding vested and unvested options as if converted.

If there is a liquidity event (as defined in the SAFE agreements), the investor will, at their option, either (i) receive a cash payment equal to the face value of the SAFE agreement (“Purchase Amount”) or (ii) automatically receive from Correlate a number of shares of common stock equal to the Purchase Amount divided by the price per share equal to the valuation cap divided by the Liquidity Capitalization (“Liquidity Price”) (as defined in the SAFE agreements). If there are not enough funds to pay the holders of SAFE agreements in full, then all of Correlate’s available funds will be distributed with equal priority and pro-rata among the SAFE agreement holders in proportion to their Purchase Amounts and they will automatically receive the number of shares of common stock equal to the remaining unpaid Purchase Amount divided by the Liquidity Price.

If there is a dissolution event (as defined in the SAFE agreements), Correlate will pay an amount equal to the Purchase Amount, due and payable to the investor immediately prior to, or concurrent with, the consummation of the dissolution event. The Purchase Amount will be paid prior and in preference to any distribution of any of the assets of Correlate to holders of outstanding capital stock. If immediately prior to the consummation of the dissolution event, the assets of Correlate legally available for distribution to all SAFE holders, are insufficient to permit the payment to their respective Purchase Amounts, then all of the assets of Correlate legally available for distribution will be distributed with equal priority and pro-rata among the SAFE holders as a single class.

The SAFE agreements will expire and terminate upon either (i) the issuance of shares to the investor pursuant to an equity financing event or (ii) the payment, or setting aside for payment, of amounts due to the investor pursuant to a liquidity or dissolution event.

Correlate had approximately $175,000 of SAFE obligations outstanding as of January 1, 2021, with valuation caps ranging from $3,000,000 and $6,000,000.

On December 23, 2021, in connection with the Correlate Exchange Agreement (Note 1) Correlate and the holders of the SAFE agreements converted the SAFE agreements under the liquidity event terms of the SAFE agreements through the issuance of 329,183 shares of Correlate’s common stock.

A summary of Correlate’s SAFE Investments are as follows:

Holder	Date	Balance at 12/23/2021	Valuation Cap	Conversion Rate	Conversion Shares
Holder A (Note 7)	1/15/2015	$50,000	$3,000,000	$0.4177	119,703
Holder A (Note 7)	5/20/2016	50,000	$3,000,000	$0.4177	119,703
Holder B	3/16/2018	75,000	$6,000,000	$0.8354	89,777
		$175,000			329,183

Notes Payable

On May 29, 2020, Loyal received a $20,400 Economic Injury Disaster Loan through the Small Business Administration. The note bears interest at 3.75% until maturity in March 2050. The note requires $100 monthly payments beginning in May 2022 until maturity.

On January 11, 2022, the Company entered into a 10% note agreement with P&C Ventures, Inc. totaling $1,485,000, including an original issuance discount of $135,000. The note requires quarterly interest payments with the principal due at maturity on January 11, 2023. In connection with the note agreement, the Company issued P&C Ventures, Inc., 2,700,000 warrants exercisable at $0.25 per share (Note 5). The warrants were fully vested at issuance and expire on July 11, 2023. The warrants, valued at approximately $1,958,000, represented approximately 59% of the total consideration received and resulted in an additional discount on the note totaling $799,128 pursuant to ASC 470-20-30, “Debt”.

From July 29, 2022 to September 29, 2022, the Company entered into eight 10% note agreements totaling $580,000. The notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance. In connection with the note agreements, the Company issued a total of 580,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to September 29, 2024. The warrants, valued at approximately $842,000, represented approximately 59% of the total consideration received and resulted in an additional discount on the notes totaling $343,250 pursuant to ASC 470-20-30. Included in the note agreements is a note with the wife of the Company’s CEO, as further detailed in Note 7.

On November 7, 2022 and December 21, 2022, the Company entered into two 7% note agreements totaling $440,000, including $400,000 in cash proceeds and $40,000 original issuance discount. Additionally, $15,400 in guaranteed interest was added to the principal balance at issuance. The notes, which have identical terms, each require ten monthly payments of $23,540 beginning 90 days from the issuance date with the final payment due at maturity twelve months from issuance. The note agreements contained a default provision meeting the definition of a derivative liability which had valuations totaling $355,860 at issuance. In connection with the note agreements, the Company issued a total of 300,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from November 7, 2024 to December 21, 2024. At issuance, the warrants, valued at $343,909, were recorded as derivative liabilities pursuant to the Company’s contract ordering policy. In total, the derivative liabilities associated with the two notes totaled $699,769 at issuance and resulted in additional debt discounts totaling $400,000. Further, the Company issued a total of 23,706 shares of common stock with a total value of $30,256 for financing costs and a total of 160,000 shares of common stock for returnable commitment shares.

From November 9, 2022 to November 15, 2022, the Company entered into two 10% note agreements totaling $125,000. The notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance. In connection with the note agreements, the Company issued a total of 125,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to November 15, 2024. At issuance, the warrants, valued at $163,091, were recorded as derivative liabilities pursuant to the Company’s contract ordering policy and resulted in additional debt discounts totaling $125,000. Included in the note agreements is a note with the Company’s largest shareholder, as further detailed in Note 7.

The following table presents a summary of the Company’s notes payable at December 31, 2022:

			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest Rate	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
			$2,475,400	$1,842,378	$2,681,200	$823,059

Line of Credit

On October 3, 2014, the Company entered into a $30,000 line of credit agreement with a former member of Loyal. The line of credit has no maturity with interest at 8.00%. As of December 31, 2022 and 2021, the outstanding principal and accrued interest totaled $42,130 and $39,730, respectively.

Future Maturities

The table below summarizes future maturities of the Company’s debt as of December 31, 2022:

December 31,	Amount
2023	$1,985,800
2024	705,000
2025	-
2026	-
2027	-
Thereafter	20,400
2,711,200
Less - Discounts	(823,059)
$1,888,141